Description of Organization and Business Operations (Details) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 27, 2024	Dec. 31, 2024	Dec. 31, 2025
Description of Organization and Business Operations [Line Items]
Generating gross proceeds		$ 175,000,000
Proceeds from sale of Private Placement Warrants		$ 6,631,250
Transaction costs			11,028,226
Cash underwriting fee			3,500,000
Deferred underwriting fee			7,000,000
Other offering costs			$ 528,226
Percentage of aggregate fair market value of assets			80.00%
Ownership interest to be acquired on post-transaction company			50.00%
Investments maximum maturity term	185 days
Percentage of aggregate common shares that may be redeemed without prior consent			15.00%
Percentage of public shares required to repurchase if business combination is not completed within specific period			100.00%
Period from closing of public offering to complete business combination			18 months
Closing of public offering from executed definitive agreement for initial business combination			24 months
Initial public offering for completion a business combination			18 months
Threshold number of business days to redeem public shares from combination period			10 days
Maximum net interest to pay dissolution expenses			$ 100,000
Founder Shares [Member]
Description of Organization and Business Operations [Line Items]
Price per share (in Dollars per share)			$ 10.05
Restricted Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Number of shares issued (in Shares)			325,000
Restricted Class A Ordinary Shares [Member] | Sponsor HoldCo [Member]
Description of Organization and Business Operations [Line Items]
Proceeds from sale of Private Placement Warrants			$ 4,225,000
Number of shares issued (in Shares)			325,000
Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Price per share (in Dollars per share)			$ 10.05
Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)	17,500,000
Price per share (in Dollars per share)	$ 10
Generating gross proceeds	$ 175,000,000
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)			663,125
Price per share (in Dollars per share)			$ 10
Generating gross proceeds	$ 175,875,000
Number of sale of shares (in Shares)			663,125
Proceeds from sale of Private Placement Warrants			$ 6,631,250
Number of shares issued (in Shares)			260,000
Price per share (in Dollars per share)	$ 10.05
Private Placement [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Proceeds from sale of Private Placement Warrants			$ 175,000
Number of shares issued (in Shares)			17,500
Private Placement [Member] | Sponsor HoldCo [Member]
Description of Organization and Business Operations [Line Items]
Proceeds from sale of Private Placement Warrants			$ 4,225,000
Private Placement [Member] | Cohen & Company Capital Markets [Member]
Description of Organization and Business Operations [Line Items]
Proceeds from sale of Private Placement Warrants			$ 1,785,000
Number of shares issued (in Shares)			178,500
Private Placement [Member] | Seaport Global Securities LLC [Member]
Description of Organization and Business Operations [Line Items]
Proceeds from sale of Private Placement Warrants			$ 446,250
Number of shares issued (in Shares)			44,625
Private Placement [Member] | Restricted Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Number of shares issued (in Shares)			162,500
Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Share price per share (in Dollars per share)			$ 10.05